Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other		R$ 552,585	R$ 776,555
Current		54,354	125,230
Non-current		R$ 498,231	651,325
Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized		8.76%
Average rate		9.76%
Actuarial liabilities		R$ 2,996,161
Average rate		7.76%
Actuarial liabilities		R$ 3,759,792
Wage Growth Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized		4.34%
Average rate		5.34%
Actuarial liabilities		R$ 3,409,740
Average rate		3.34%
Actuarial liabilities		R$ 3,282,485
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Other		195,345	185,802
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Other	[1]	53,881	282,229
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Other		98,474	108,908
Others [Member]
IfrsStatementLineItems [Line Items]
Other		R$ 204,885	R$ 199,616

[1]	FGTS – Government Severance Indemnity Fund for Employees